Subsequent events (Details) € in Thousands, $ in Thousands							12 Months Ended
	Apr. 03, 2023 shares	Mar. 22, 2023 shares	Mar. 16, 2023 USD ($)	Feb. 28, 2023 EUR (€)	Feb. 27, 2023 USD ($)	Feb. 26, 2023 EUR (€)	Dec. 31, 2022 USD ($) shares	Mar. 30, 2023 USD ($)	Nov. 03, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 31, 2020	Jul. 31, 2018
Events After Reporting Period [Line Items]
Borrowings | $							$ 1,328,752			$ 642,338
Granted (in shares)							1,823,114,000
Performance Share Units (PSU)
Events After Reporting Period [Line Items]
Granted (in shares)							858,821,000
Restricted Share Units (RSU)
Events After Reporting Period [Line Items]
Granted (in shares)							629,303,000
Class C-2 American Depositary Shares
Events After Reporting Period [Line Items]
Number of shares outstanding (in shares)							4,500,000
Volvo Cars | Related parties
Events After Reporting Period [Line Items]
Undrawn borrowing facilities | $									$ 800,000
Borrowings, interest rate											3.48%	3.45%
Entering into significant commitments | Volvo Cars | Related parties
Events After Reporting Period [Line Items]
Borrowings, term					18 months
Borrowings | $					$ 150,000			$ 150,000
Major ordinary share transactions | 2022 Omnibus Incentive Plan
Events After Reporting Period [Line Items]
Granted (in shares)	1,607,582
Vesting period	3 years
Major ordinary share transactions | 2022 Omnibus Incentive Plan | Performance Share Units (PSU)
Events After Reporting Period [Line Items]
Granted (in shares)	1,202,569
Major ordinary share transactions | 2022 Omnibus Incentive Plan | Restricted Share Units (RSU)
Events After Reporting Period [Line Items]
Granted (in shares)	405,013
Major ordinary share transactions | Class C-1 Ordinary Shares
Events After Reporting Period [Line Items]
Stock converted during the period (in shares)		4,500,000
Major ordinary share transactions | Class C-2 American Depositary Shares
Events After Reporting Period [Line Items]
Stock converted during the period (in shares)		(4,500,000)
Revolving Credit Facility | Entering into significant commitments
Events After Reporting Period [Line Items]
Borrowings, term				90 days		12 months
Borrowings | €				€ 250,000		€ 350,000
Borrowings, extension period				12 months
Revolving Credit Facility | Entering into significant commitments | Interbank Offered Rate
Events After Reporting Period [Line Items]
Borrowings, adjustment to interest rate basis				2.30%
12-Month China CITIC Bank Corporation Limited Working Capital Loan | Entering into significant commitments
Events After Reporting Period [Line Items]
Borrowings, term			12 months
Secured bank loans received | $			$ 100,000
Borrowings, interest rate			7.35%